Notes payable	12 Months Ended
Dec. 31, 2012
Notes payable
11	Notes payable

	December 31,
	2011	2012
Notes payable	$7,013	$8,697

Notes payable represents bills issued by various banks in favor of the Company’s vendors and suppliers as payments for goods and services the Company purchased. The notes payable allows the Company’s vendors and suppliers to receive payment in cash from the banks upon presentation on their due dates, which is usually between 60 to 90 days and withdrawal will be made from the Company’s bank accounts. Accordingly, no interest will be charged on the bills.